Details of Significant Accounts - Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Beginning balance	$ 1,058	$ 480
Additional provisions	897	734
Used during the year		(148)
Net exchange differences	(100)	(8)
Ending Balance	$ 1,855	$ 1,058